SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL INFORMATION [Abstract]
SUPPLEMENTAL INFORMATION
31.	SUPPLEMENTAL INFORMATION

Non-cash investing and financing activities in the year ended December 31, 2011 include (i) a $156.3 million reduction in capital lease obligations and vessels under capital lease resulting from lease modifications (see Note 17), and (ii) reductions of $666.3 million and $325.5 million in bank debt and outstanding newbuilding commitments, respectively, as a result of the sale of 15 SPCs to Frontline 2012 (see Note 4). There was no non-cash investing and financing activities in the years ended December 31, 2010 and 2009.